Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class N
Shareholder Report [Line Items]
Fund Name	Chase Growth Fund
Class Name	Class N
Trading Symbol	CHASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Chase Growth Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://chasegrowthfund.com/#literature. You can also request this information by contacting us at 1-800-293-9104.
Additional Information Phone Number	1-800-293-9104
Additional Information Website	https://chasegrowthfund.com/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$56	1.10%
[1]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
Net Assets	$ 99,511,404
Holdings Count | $ / shares	39
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$99,511,404
Number of Holdings	39
Portfolio Turnover	49%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Alphabet, Inc.	5.3%
TechnipFMC PLC	4.9%
Invesco Treasury Portfolio	4.8%
NVIDIA Corp.	4.4%
Bank of New York Mellon Corp.	4.0%
Vertiv Holdings Co.	3.8%
Howmet Aerospace, Inc.	3.7%
Carpenter Technology Corp.	3.6%
MasTec, Inc.	3.6%
Goldman Sachs Group, Inc.	3.5%

Top Sectors	(%)
Information Technology	25.3%
Industrials	24.4%
Financials	12.7%
Health Care	8.4%
Communication Services	6.7%
Consumer Discretionary	5.8%
Energy	4.9%
Materials	2.9%
Utilities	2.6%
Cash & Other	6.3%
[2]
Updated Prospectus Web Address	https://chasegrowthfund.com/#literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Chase Growth Fund
Class Name	Institutional Class
Trading Symbol	CHAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Chase Growth Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://chasegrowthfund.com/#literature. You can also request this information by contacting us at 1-800-293-9104.
Additional Information Phone Number	1-800-293-9104
Additional Information Website	https://chasegrowthfund.com/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$51	0.99%
[3]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Net Assets	$ 99,511,404
Holdings Count | $ / shares	39
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$99,511,404
Number of Holdings	39
Portfolio Turnover	49%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Alphabet, Inc.	5.3%
TechnipFMC PLC	4.9%
Invesco Treasury Portfolio	4.8%
NVIDIA Corp.	4.4%
Bank of New York Mellon Corp.	4.0%
Vertiv Holdings Co.	3.8%
Howmet Aerospace, Inc.	3.7%
Carpenter Technology Corp.	3.6%
MasTec, Inc.	3.6%
Goldman Sachs Group, Inc.	3.5%

Top Sectors	(%)
Information Technology	25.3%
Industrials	24.4%
Financials	12.7%
Health Care	8.4%
Communication Services	6.7%
Consumer Discretionary	5.8%
Energy	4.9%
Materials	2.9%
Utilities	2.6%
Cash & Other	6.3%
[4]
Updated Prospectus Web Address	https://chasegrowthfund.com/#literature

[1]
*	Annualized

[2]
*	Expressed as a percent of net assets.

[3]
*	Annualized

[4]
*	Expressed as a percent of net assets.